Segment Disclosure	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment Disclosure	Segment Disclosure
Operating segments are determined by the way information is reported and used by the Company's Chief Operating Decision Maker ("CODM") to review operating performance. The Company’s reporting segments include its two operating mines in Brazil, MCSA and NX Gold, and its corporate head office in Canada. The Company monitors the operating results of its operating segments independently for the purpose of making decisions about resource allocation and performance assessment.

Significant information relating to the Company's reportable segments is summarized in the tables below:

Year ended December 31, 2021	MCSA (Brazil)	NX Gold (Brazil)	Corporate (Canada)	Consolidated

Revenue	$423,954	$65,961	$—	$489,915

Cost of production	(96,975)	(19,837)	—	(116,812)
Depreciation and depletion	(39,202)	(7,800)	—	(47,002)
Sales expense	(6,726)	(517)		(7,243)
Cost of sales	(142,903)	(28,154)	—	(171,057)

Gross profit	281,051	37,807	—	318,858

Expenses
General and administrative	(20,444)	(2,560)	(15,842)	(38,846)
Share-based compensation	—	—	(7,848)	(7,848)
Finance income	1,031	1,092	868	2,991
Finance expenses	(5,622)	(889)	(5,648)	(12,159)
Foreign exchange loss	(21,225)	(360)	(383)	(21,968)
NX Gold PMPA transaction fees	—	(1,219)	—	(1,219)
Other expenses	(2,382)	(507)	—	(2,889)
Income (loss) before taxes	232,409	33,364	(28,853)	236,920
Current tax expense	(15,087)	(4,406)	(2,935)	(22,428)
Deferred tax expense	(11,482)	(378)	—	(11,860)
Net income (loss)	$205,840	$28,580	$(31,788)	$202,632

Assets
Current	$152,703	$35,734	$20,249	208,686
Non-current	435,265	45,791	20	481,076
Total Assets	$587,968	$81,525	$20,269	$689,762
Total Liabilities	$116,905	$109,679	$67,688	294,272

During the year ended December 31, 2021, MCSA had three customers (2020 - two) while NX Gold had two customers (2020 - one).

Year ended December 31, 2020	MCSA (Brazil)	NX Gold (Brazil)	Corporate (Canada)	Consolidated

Revenue	$260,888	$63,188	$—	$324,076

Cost of production	(73,893)	(17,480)	—	(91,373)
Depreciation and depletion	(35,674)	(3,538)	—	(39,212)
Sales expenses	(4,937)	(417)	—	(5,354)
Cost of sales	(114,504)	(21,435)	—	(135,939)

Gross profit	146,384	41,753	—	188,137

Expenses
General and administrative	(16,471)	(1,712)	(9,744)	(27,927)
Share-based compensation	—	—	(9,064)	(9,064)
Finance income	430	143	773	1,346
Finance expenses	(5,789)	(805)	(8,855)	(15,449)
Foreign exchange loss	(77,235)	(2,563)	(7)	(79,805)
Recovery of value added taxes	7,564	1,322	—	8,886
Other expenses	(3,825)	(876)	—	(4,701)
Income (loss) before income taxes	51,058	37,262	(26,897)	61,423
Current tax expense	(5,117)	(4,558)	—	(9,675)
Deferred tax recovery	418	332	—	750
Net income (loss)	$46,359	$33,036	$(26,897)	$52,498

Assets
Current	$72,080	$31,516	$23,945	127,541
Non-current	340,487	26,364	2,707	369,558
Total Assets	$412,567	$57,880	$26,652	$497,099
Total Liabilities	$102,789	$19,467	$160,768	283,024